Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 692	$ 675	$ 639
Performance shares	87	169	219
Total stock incentive compensation expense	779	844	858
Related recognized tax benefit	$ 294	$ 318	$ 324